Equipment Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of future maturity of notes receivable

The future principal maturities of the Partnership’s equipment notes receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$972,091
2016	770,550
2017	874,689
2018	953,115
2019	748,287
Total	$4,318,732

SQN AIF IV, GP LLC [Member]
Schedule of future maturity of notes receivable

The future principal maturities of the Fund’s equipment notes receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$972,091
2016	770,550
2017	874,689
2018	935,115
2019	748,287
Total	$4,318,732